Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000221900 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000221900 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000221900 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000221900 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221900 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000221900 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221900 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221900 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221900 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221900 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000221900 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221900 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000221900 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(51.50%)
C000221899 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000221899 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221899 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221899 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221899 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	107.70%
C000221899 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221899 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221899 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221899 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221899 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221899 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(81.70%)
C000221899 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000221899 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237352 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000237352 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000237352 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237352 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000237352 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000237352 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237352 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237352 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237352 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237352 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.30%)
C000027272 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000027272 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000027272 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027272 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000027272 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027272 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027272 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027272 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027272 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.70%)
C000026600 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000026600 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000026600 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000026600 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026600 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026600 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026600 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026600 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026600 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026600 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026600 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026600 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026600 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026600 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080406 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000080406 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000080406 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000080406 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000080406 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000080406 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080406 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080406 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080406 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080406 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080406 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080406 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000080406 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080406 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026598 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000026598 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000026598 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000026598 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026598 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026598 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026598 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026598 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026598 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026598 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026598 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026598 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026598 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026598 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064146 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000064146 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000064146 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000064146 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000064146 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064146 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000064146 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064146 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064146 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064146 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064146 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064146 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000064146 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064146 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000114198 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000114198 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114198 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114198 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114198 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000114198 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114198 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114198 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114198 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000114198 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114198 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114198 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114198 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114198 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114199 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000114199 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114199 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114199 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114199 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000114199 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114199 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114199 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114199 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000114199 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114199 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114199 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114199 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114199 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114194 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000114194 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114194 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114194 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114194 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000114194 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114194 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114194 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114194 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000114194 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114194 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114194 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114194 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114194 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114195 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000114195 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114195 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114195 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114195 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000114195 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000114195 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114195 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000114195 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000114195 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114195 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114195 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114195 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114195 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035573 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000035573 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035573 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035573 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035573 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000035573 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000035573 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035573 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035573 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035573 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035573 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035573 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000035573 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035573 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035571 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000035571 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035571 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035571 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035571 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000035571 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000035571 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035571 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035571 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035571 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035571 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035571 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000035571 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035571 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064166 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000064166 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000064166 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064166 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064166 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000064166 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064166 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064166 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000064166 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064166 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064166 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064166 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064166 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064166 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088650 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088650 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000088650 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088650 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088650 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088650 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088650 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088650 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000088650 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088650 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088650 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
C000088650 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088651 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088651 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000088651 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088651 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088651 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088651 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088651 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088651 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000088651 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088651 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088651 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
C000088651 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000200462 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200462 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000200462 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200462 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200462 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200462 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200462 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200462 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000200462 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200462 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200462 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
C000200462 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088655 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088655 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000088655 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088655 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088655 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088655 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088655 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088655 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000088655 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088655 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088655 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
C000088655 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088654 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088654 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000088654 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088654 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088654 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088654 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088654 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088654 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000088654 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088654 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088654 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.60%)
C000088654 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026652 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026652 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026652 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026652 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026652 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000026652 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026652 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000026652 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.30%)
C000026652 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026651 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026651 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026651 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026651 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026651 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000026651 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026651 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000026651 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026651 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026651 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.30%)
C000026651 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026654 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026654 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026654 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026654 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026654 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000026654 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026654 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000026654 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026654 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026654 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.30%)
C000026654 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200453 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000200453 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000200453 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200453 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200453 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000200453 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200453 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000200453 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200453 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200453 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.30%)
C000200453 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026650 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026650 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026650 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026650 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026650 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000026650 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026650 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000026650 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026650 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026650 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.30%)
C000026650 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064156 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000064156 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000064156 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064156 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064156 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000064156 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000064156 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000064156 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064156 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.30%)
C000064156 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088664 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088664 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000088664 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088664 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088664 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000088664 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000088664 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000088664 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000088664 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088664 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.30%)
C000088664 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027276 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000027276 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000027276 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000027276 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027276 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027276 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027276 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027276 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027276 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027276 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027276 | Romania
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075263 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	154.00%
C000075263 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.00%)
C000072053 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	154.00%
C000072053 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.00%)
C000075264 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	154.00%
C000075264 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.00%)
C000169180 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	154.00%
C000169180 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.00%)
C000072055 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	154.00%
C000072055 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.00%)
C000072056 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	154.00%
C000072056 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.00%)
C000027278 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000027278 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027278 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027278 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027278 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027278 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027278 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027278 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000027278 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034728 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000034728 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034728 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034728 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034728 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000034728 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034728 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034728 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000034728 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034728 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034728 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034728 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034728 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034728 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000041556 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000041556 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000041556 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041556 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000041556 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000041556 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000041556 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000041556 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000041556 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000041556 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041556 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000041556 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000041556 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000041556 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203307 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000203307 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203307 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203307 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000203307 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000203307 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203307 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203307 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203307 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000203307 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203307 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203307 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203307 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203307 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034730 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000034730 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034730 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034730 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034730 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000034730 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034730 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034730 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000034730 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000034730 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034730 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034730 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034730 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034730 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064163 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000064163 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064163 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064163 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000064163 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000064163 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064163 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064163 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000064163 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000064163 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064163 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064163 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064163 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064163 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103229 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000103229 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000103229 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103229 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103229 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000103229 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000103229 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103229 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103229 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000103229 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103229 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(44.20%)
C000103229 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103229 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103229 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000237486 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237486 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000237486 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237486 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237486 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000237486 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237486 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237486 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237486 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237486 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237486 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(44.20%)
C000237486 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237486 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237486 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000103232 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000103232 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000103232 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103232 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103232 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000103232 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000103232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103232 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103232 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000103232 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(44.20%)
C000103232 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103232 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103232 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000103233 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000103233 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000103233 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103233 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103233 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000103233 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000103233 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103233 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103233 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000103233 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103233 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(44.20%)
C000103233 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103233 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103233 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000027279 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027279 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000027279 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027279 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027280 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000027280 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027280 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000027280 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027280 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027280 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027280 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027280 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027280 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027280 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027280 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.40%)
C000027280 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027280 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027280 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071766 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000071766 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000071766 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000071766 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000071766 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000071766 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071766 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071766 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000071766 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000071766 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000071766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071766 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.50%)
C000071766 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071766 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026605 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026605 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000026605 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026605 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026605 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	106.40%
C000026605 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026605 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026605 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026605 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026605 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(47.10%)
C000096286 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000096286 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000096286 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096286 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000096286 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	106.40%
C000096286 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000096286 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096286 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096286 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000096286 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(47.10%)
C000026584 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000026584 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026584 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000026584 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026584 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026584 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026584 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026584 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026584 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026584 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000066770 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000066770 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000066770 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000066770 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000066770 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000066770 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000066770 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000066770 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000066770 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000026577 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000026577 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026577 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026577 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026577 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000026577 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026577 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026577 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026577 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026577 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026577 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000026576 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000026576 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026576 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026576 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026576 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000026576 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026576 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026576 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026576 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026576 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026576 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000026579 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000026579 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026579 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026579 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026579 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000026579 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026579 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026579 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026579 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026579 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026579 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000222833 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000222833 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222833 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000222833 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000222833 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000222833 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222833 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222833 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222833 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000222833 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000200445 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000200445 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200445 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000200445 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200445 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000200445 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200445 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200445 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200445 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200445 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200445 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000026575 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000026575 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026575 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026575 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026575 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000026575 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026575 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026575 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026575 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026575 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026575 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000064143 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000064143 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000064143 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000064143 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064143 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000064143 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064143 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064143 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064143 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064143 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064143 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000026581 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000026581 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026581 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026581 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026581 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000026581 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026581 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026581 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026581 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026581 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026581 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.70%)
C000026583 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000026583 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026583 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026583 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026583 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000026583 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026583 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026583 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026583 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.90%)
C000026582 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000026582 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026582 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026582 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026582 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000026582 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026582 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026582 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026582 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.90%)
C000106507 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000106507 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000106507 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000106507 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000106507 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000106507 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106507 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106507 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000106507 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000106507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000106508 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000106508 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000106508 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000106508 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106508 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000106508 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106508 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106508 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106508 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000106508 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000027281 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	388.90%
C000027281 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027281 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027281 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027281 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027281 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027281 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027281 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000027281 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027281 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(320.10%)
C000026594 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000026594 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026594 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026594 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026594 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026594 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026594 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026594 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026594 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026594 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026594 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026594 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026594 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026594 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026596 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000026596 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026596 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026596 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026596 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026596 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026596 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026596 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026596 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026596 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026596 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026596 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026596 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026596 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203303 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000203303 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000203303 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203303 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000203303 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000203303 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203303 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203303 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203303 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000203303 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000203303 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203303 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203303 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203303 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026592 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000026592 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026592 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026592 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000026592 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026592 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026592 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026592 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026592 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026592 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026592 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026592 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026592 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026592 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064145 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000064145 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064145 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064145 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000064145 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064145 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064145 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064145 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064145 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000064145 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000064145 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064145 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064145 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064145 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027282 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000027282 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027282 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000027282 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027282 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027282 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027282 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027282 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027282 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027282 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027282 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027282 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027282 | Appropriations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027282 | Hotel Occupancy Tax
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114203 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000114203 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000114203 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000114203 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114203 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114203 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114203 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114203 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114203 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000114203 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114203 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000114203 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114203 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114203 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114203 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000114204 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000114204 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000114204 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000114204 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114204 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114204 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114204 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114204 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114204 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000114204 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114204 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000114204 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114204 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114204 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114204 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000114206 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000114206 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000114206 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000114206 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114206 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114206 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114206 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114206 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114206 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000114206 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114206 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000114206 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114206 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114206 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114206 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000114207 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000114207 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000114207 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000114207 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114207 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114207 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114207 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114207 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114207 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000114207 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114207 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000114207 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114207 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114207 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114207 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026603 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000026603 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026603 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026603 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026603 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026603 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026603 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026603 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026603 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026603 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026603 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026603 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026603 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026603 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000080407 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000080407 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000080407 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080407 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080407 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000080407 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080407 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080407 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000080407 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080407 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080407 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080407 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080407 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080407 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000203304 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000203304 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000203304 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000203304 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203304 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000203304 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203304 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203304 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000203304 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203304 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000203304 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203304 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203304 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203304 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026602 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000026602 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026602 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026602 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026602 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026602 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026602 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026602 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026602 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026602 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026602 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026602 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026602 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026602 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000064147 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000064147 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064147 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064147 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064147 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064147 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064147 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064147 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000064147 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064147 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000064147 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064147 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064147 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064147 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000227285 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	281.80%
C000227285 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000227285 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227285 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227285 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227285 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(230.70%)
C000227289 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000227289 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227289 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227289 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227289 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227289 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227290 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227290 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227290 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	81.50%
C000227290 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000227290 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227290 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227290 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227290 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227290 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.30%)
C000227290 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026608 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000026608 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026608 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026608 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026608 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000026608 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026608 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026608 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026608 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026608 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000026608 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026607 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000026607 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026607 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026607 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026607 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000026607 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026607 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026607 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026607 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026607 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000026607 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026610 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000026610 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026610 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026610 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026610 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000026610 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026610 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026610 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026610 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026610 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000026610 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200446 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000200446 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200446 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200446 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200446 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000200446 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200446 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200446 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200446 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200446 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000200446 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026606 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000026606 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026606 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026606 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026606 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000026606 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026606 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026606 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026606 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026606 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000026606 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064148 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000064148 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000064148 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064148 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064148 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000064148 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064148 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064148 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064148 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064148 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000064148 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026612 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000026612 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026612 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026612 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026612 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000026612 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026612 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026612 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026612 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026612 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000026612 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027283 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027283 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	177.80%
C000027283 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027283 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027283 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027283 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(78.30%)
C000026614 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026614 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026614 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026614 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026614 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.10%
C000026614 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026614 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026614 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026614 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026614 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026614 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.60%)
C000026614 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000026614 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026616 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026616 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026616 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026616 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026616 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.10%
C000026616 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026616 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026616 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026616 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026616 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026616 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.60%)
C000026616 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000026616 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200447 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200447 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000200447 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200447 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200447 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.10%
C000200447 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200447 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200447 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200447 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200447 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200447 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.60%)
C000200447 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000200447 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026613 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026613 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000026613 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026613 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026613 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.10%
C000026613 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026613 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026613 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026613 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026613 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026613 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.60%)
C000026613 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000026613 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064149 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000064149 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000064149 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064149 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064149 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	110.10%
C000064149 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000064149 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064149 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064149 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064149 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064149 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(93.60%)
C000064149 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000064149 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114212 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114212 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000114212 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000114212 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000114212 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114212 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114212 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114212 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114212 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000114210 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114210 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000114210 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000114210 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000114210 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114210 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114210 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114210 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114210 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000200464 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200464 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000200464 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000200464 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200464 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200464 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200464 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200464 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200464 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000114208 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114208 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000114208 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000114208 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000114208 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114208 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114208 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114208 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000166287 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166287 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000166287 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000166287 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166287 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166287 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166287 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166287 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166287 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000114209 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114209 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000114209 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000114209 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000114209 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114209 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114209 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114209 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000114209 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000187474 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000187474 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000187474 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000187474 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000187474 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000187474 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000187474 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000187474 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000187474 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C000026620 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000026620 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026620 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026620 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026620 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026620 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026620 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026620 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026620 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026620 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026620 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026620 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026620 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026620 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026620 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026621 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000026621 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026621 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026621 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026621 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026621 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026621 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026621 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026621 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026621 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026621 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026621 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026621 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026621 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026621 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222834 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000222834 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222834 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000222834 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222834 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222834 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222834 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222834 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000222834 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222834 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222834 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222834 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222834 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222834 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000222834 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203305 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000203305 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203305 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000203305 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203305 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000203305 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203305 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203305 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203305 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203305 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000203305 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203305 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203305 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203305 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000203305 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026618 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000026618 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026618 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026618 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026618 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026618 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026618 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026618 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026618 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026618 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026618 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026618 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026618 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026618 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026618 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064150 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000064150 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064150 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064150 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064150 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000064150 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000064150 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064150 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000064150 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064150 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000064150 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064150 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064150 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064150 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064150 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076734 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076734 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076734 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000076734 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076734 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076734 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000076734 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.40%)
C000113894 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113894 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000113894 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113894 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113894 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000113894 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000113894 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C000026625 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026625 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000026625 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000026625 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026625 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026625 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026625 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026625 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026625 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026625 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026625 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000026624 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026624 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000026624 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000026624 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026624 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026624 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026624 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026624 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026624 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026624 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026624 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026624 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000026627 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026627 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000026627 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000026627 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026627 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026627 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026627 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026627 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026627 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026627 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026627 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026627 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000200448 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200448 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000200448 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000200448 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000200448 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200448 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200448 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200448 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200448 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200448 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200448 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200448 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000026623 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026623 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000026623 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000026623 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026623 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026623 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026623 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026623 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026623 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026623 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026623 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026623 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000064151 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064151 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000064151 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000064151 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000064151 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064151 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064151 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064151 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064151 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064151 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064151 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064151 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000026629 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026629 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000026629 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000026629 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026629 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026629 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026629 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026629 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026629 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026629 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026629 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026629 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000027273 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000027273 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000027273 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027273 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000027273 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027273 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027273 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027273 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(56.60%)
C000027275 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027275 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027275 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027275 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000027275 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027275 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027275 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)